Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
WHITE OAK SELECT GROWTH FUND
Prospectus [Line Items]
Average Annual Return, Percent		24.13%	12.09%	13.21%
WHITE OAK SELECT GROWTH FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	21.93%	10.57%	12.24%
WHITE OAK SELECT GROWTH FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	15.89%	9.45%	10.92%
WHITE OAK SELECT GROWTH FUND | S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
PIN OAK EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent		27.45%	11.90%	12.31%
PIN OAK EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	25.01%	9.74%	10.84%
PIN OAK EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	18.03%	9.14%	9.95%
PIN OAK EQUITY FUND | S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	14.46%
ROCK OAK CORE GROWTH FUND
Prospectus [Line Items]
Average Annual Return, Percent		13.02%	6.25%	9.55%
ROCK OAK CORE GROWTH FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]	11.46%	5.63%	8.60%
ROCK OAK CORE GROWTH FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.85%	4.84%	7.67%
ROCK OAK CORE GROWTH FUND | S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	14.46%
ROCK OAK CORE GROWTH FUND | S&P MidCap 400 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%	10.72%
RIVER OAK DISCOVERY FUND
Prospectus [Line Items]
Average Annual Return, Percent		9.11%	5.56%	9.29%
RIVER OAK DISCOVERY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	9.04%	4.75%	7.94%
RIVER OAK DISCOVERY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	5.45%	4.26%	7.29%
RIVER OAK DISCOVERY FUND | S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	14.46%
RIVER OAK DISCOVERY FUND | S&P SmallCap 600 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.02%	7.31%	9.81%
RED OAK TECHNOLOGY SELECT FUND
Prospectus [Line Items]
Average Annual Return, Percent		23.39%	14.40%	18.62%
RED OAK TECHNOLOGY SELECT FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]	21.61%	12.83%	17.26%
RED OAK TECHNOLOGY SELECT FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.14%	11.23%	15.54%
RED OAK TECHNOLOGY SELECT FUND | S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	14.46%
RED OAK TECHNOLOGY SELECT FUND | S&P 500® Equal Weight Information Technology Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.57%	13.47%	18.79%
BLACK OAK EMERGING TECHNOLOGY FUND
Prospectus [Line Items]
Average Annual Return, Percent		19.11%	7.14%	14.09%
BLACK OAK EMERGING TECHNOLOGY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.59%	5.69%	12.44%
BLACK OAK EMERGING TECHNOLOGY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[6]	12.43%	5.46%	11.40%
BLACK OAK EMERGING TECHNOLOGY FUND | S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	14.46%
BLACK OAK EMERGING TECHNOLOGY FUND | S&P 500® Equal Weight Information Technology Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.57%	13.47%	18.79%
LIVE OAK HEALTH SCIENCES FUND
Prospectus [Line Items]
Average Annual Return, Percent		19.63%	8.13%	7.30%
LIVE OAK HEALTH SCIENCES FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]	19.06%	7.21%	6.06%
LIVE OAK HEALTH SCIENCES FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]	12.04%	6.28%	5.59%
LIVE OAK HEALTH SCIENCES FUND | S&P Composite 1500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	14.46%
LIVE OAK HEALTH SCIENCES FUND | S&P 500® Health Sector Care Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.60%	8.21%	9.91%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[7]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, Fund Returns After Taxes on Distributions and Sale of Fund Shares may be higher than returns excluding the sale of Fund shares because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.